Basis of Preparation (Tables)	12 Months Ended
Dec. 31, 2023
Basis Of Preparation
Schedule of Changes in Accounting Policies and Disclosure Explanatory

Rule	Main changes
IFRS 17 – Insurance contracts

IFRS 17 establishes the principles for recognition, measurement, presentation and disclosure of insurance contracts, and replaces IFRS 4 – Insurance contracts. This rule has the overall objective of supplying an accounting model for insurance contracts, issued by any entity, that is more useful and consistent for insurance issuers.

The Company does not have any contracts that meet the definition of an insurance contract under IFRS 17.

IAS 08 – Accounting policies, changes in accounting estimates and errors – Definition of accounting estimates

The Company adopted the amendments to IAS 08 for the first time in the current year. The changes replace the definition of “change in accounting estimates” with a definition of “accounting estimates”. According to the new definition, accounting estimates are “monetary amounts in financial statements subject to uncertainty in measurement.” The definition of change in accounting estimates was excluded.

IAS 1 – Presentation of Financial Statements, and IFRS Practice Statement 2 – Making materiality judgments

The Company adopted the amendments to IAS 1 for the first time in the current year. Although the changes did not themselves result in any change in the accounting policies, they affected the information on accounting policies disclosed in financial statements. The changes require disclosure of “material”, instead of “significant”, accounting policies. The changes also provide guidance on the application of materiality to the disclosure of accounting policies, helping entities to provide useful information on entity-specific accounting policies that users need, to understand other information in the financial statements. The Company revised the presentation of its accounting policies and maintained the presentation, in the financial statements, only of those that were judged to be material.

IAS 12 – Deferred income tax related to assets and liabilities arising from the same transaction

The Company adopted the amendments to IAS 12 for the first time in the current year. The changes restrict the range of application of exemption from initial recognition, so that it is not applied to transactions which give rise to temporary differences that are both taxable and deductible, resulting in recognition of a deferred tax asset and a deferred tax liability for temporary differences resulting from the initial recognition of leasing agreements and provisions for dismantling. There was no impact on carried forward profit and losses in January 2023, nor any impact on the Company’s result: the effect of this adoption relates only to the presentation of recognized deferred tax assets and liabilities.

h)
Standards issued but not yet effective

Rule	Main changes	Start of term
IAS 1 – Presentation of financial statements – Revision of classification of liabilities as current or non-current

Clarifies that the classification of liabilities as current or non-current is based on the rights existing on the reporting date, and specifies that the classification is not affected by expectations as to whether an entity will exercise its right to postpone the settlement of the liability. They explain that the rights exist if the restrictive clauses are complied with on the reporting date, and introduce the definition of ‘settlement’ to clarify that settlement refers to the transfer to a counterparty of cash, equity instruments, other assets or services.

Jan. 1, 2024
IAS 1 – Presentation of financial statements, IAS 7 – Statement of cash flows and IFRS 7 – Financial instruments: Disclosure – Supplier finance arrangements (“Debtor risk”)

The changes introduce new disclosures related to supplier financing agreements (‘debtor risk’) that help users of the financial statements assess the effects of these agreements on an entity’s liabilities and cash flows and on the entity’s exposure to liquidity risk. To meet the purposes of disclosure, the entity must disclose, in full, for its supplier financing agreements: the terms and conditions of the agreements; the accounting amount; the corresponding lines in its balance sheet; the liabilities that are part of the agreements, and their accounting amounts, and corresponding lines for which suppliers have already received payment from those providing the financing; the ranges of payment due dates for financial liabilities that are part of a supplier financing agreement and accounts payable which are not part of a supplier financing agreement; and information on liquidity risk.

Jan. 1, 2024
IFRS 10 – Consolidated financial statements and IAS 28 – Investments in associates and joint ventures – Sale or contribution of assets between an investor and its associate or joint venture

This deals with situations involving the sale or contribution of assets between an investor and an affiliated company or joint venture. Specifically, the gains and losses resulting from the loss of control of a subsidiary that does not contain a business in a transaction with an affiliate or joint venture that is accounted by the equity method are recognized in the parent company’s income statement only in proportion to the holdings of the non-related investor in that affiliate or joint venture. Likewise, the gains and losses resulting from remeasurement of investments retained in some former controlled company (which has become an affiliate or joint venture accounted by the equity method) at fair value are recognized in the income statement of the former parent in proportion to the holdings of the non-related investor shares in the new associate or joint venture.

Not yet defined
IFRS 16 – Leases – Lease liability in a sale and leaseback

This adds requirements for subsequent measurement for sale and leaseback transactions, which meet the requirements of IFRS 15, for the purposes of accounting as a sale.

The changes require the seller-lessee to determine ‘lease payments’ or ‘revised lease payments’ so that the seller-lessee does not recognize a gain or loss related to the right of use retained by the seller-lessee after the start date.

The changes do not affect the gain or loss recognized by the seller-lessee related to the total or partial termination of a lease. Without these new requirements, a seller-lessee may have recognized a gain on the right of use which it retains solely due to the remeasurement of the lease liability (for example, after a modification or change of the lease within the lease term) that applies the general requirements in IFRS 16. In particular this may have been the case in a retro-lease that includes variable lease payments that do not depend on an index or rate.

Jan. 1, 2024